JUDICIAL DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
Judicial deposits transactions

As set forth by relevant legislation, judicial deposits are adjusted for inflation.

	2018	2017
Civil	5,849,978	6,948,344
Tax	2,337,508	2,660,132
Labor	1,197,144	1,637,668
Subtotal	9,384,630	11,246,144

Provision for losses (i)	(649,910)	(1,933,034)

Total	8,734,720	9,313,110

Current	1,715,934	1,023,348
Non-current	7,018,786	8,289,762

(i)	This amount represents the estimated loss of balances of judicial deposits which are in the process of reconciliation with the obtained statements.